Investment Portfolio - January 31, 2022

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS - 91.5%

Communication Services - 2.5%
Diversified Telecommunication Services - 0.9%
Internet Initiative Japan, Inc. (Japan)	205,700	$6,812,394
Media - 1.6%
Future plc (United Kingdom)	271,183	11,566,332
Total Communication Services		18,378,726
Consumer Discretionary - 13.6%
Auto Components - 1.1%
Linamar Corp. (Canada)	155,026	8,591,891
Hotels, Restaurants & Leisure - 1.8%
Domino's Pizza Enterprises Ltd. (Australia)	38,643	2,850,433
Indian Hotels Co. Ltd. (India)	3,715,809	10,832,097
		13,682,530
Household Durables - 1.5%
Dixon Technologies India Ltd. (India)[1]	123,290	7,341,765
Victoria plc (United Kingdom)*	296,163	3,783,941
		11,125,706
Leisure Products - 2.4%
KMC Kuei Meng International, Inc. (Taiwan)	679,000	4,686,361
MIPS AB (Sweden)[1]	134,383	13,360,857
		18,047,218
Multiline Retail - 0.6%
B&M European Value Retail S.A. (United Kingdom)	575,348	4,405,798
Specialty Retail - 3.6%
Hornbach Holding AG & Co. KGaA (Germany)	30,789	4,716,840
Nextage Co. Ltd. (Japan)	301,700	7,576,327
Siam Global House PCL (Thailand)	3,641,877	2,092,163
Siam Global House PCL (Thailand)	3,640,646	2,091,456
Watches of Switzerland Group plc (United Kingdom)*1	592,066	10,314,676
		26,791,462
Textiles, Apparel & Luxury Goods - 2.6%
Brunello Cucinelli S.p.A. (Italy)*	56,756	3,295,999
Li Ning Co. Ltd. (China)	1,168,500	11,402,225
VIP Industries Ltd. (India)*	547,423	4,432,348
		19,130,572
Total Consumer Discretionary		101,775,177
Consumer Staples - 4.2%
Beverages - 3.2%
Royal Unibrew A/S (Denmark)	139,852	16,078,148
Varun Beverages Ltd. (India)	676,708	8,245,187
		24,323,335
	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Personal Products - 1.0%
L'Occitane International S.A. (Luxembourg)	1,855,250	$7,316,536
Total Consumer Staples		31,639,871
Financials - 12.8%
Banks - 7.5%
Canadian Western Bank (Canada)	539,682	16,400,830
FinecoBank Banca Fineco S.p.A. (Italy)	704,367	11,842,002
Ringkjoebing Landbobank A/S (Denmark)	93,747	12,340,819
Sydbank AS (Denmark)	435,656	15,377,584
		55,961,235
Capital Markets - 4.7%
Avanza Bank Holding AB (Sweden)	297,926	9,425,939
Euronext N.V. (Netherlands)[1]	60,692	5,851,456
Indian Energy Exchange Ltd. (India)[1]	2,002,791	6,375,483
Intermediate Capital Group plc (United Kingdom)	287,765	7,431,703
MLP SE (Germany)	639,331	5,962,966
		35,047,547
Consumer Finance - 0.6%
goeasy Ltd. (Canada)	40,776	4,727,661
Total Financials		95,736,443
Health Care - 8.9%
Biotechnology - 0.3%
Vitrolife AB (Sweden)	54,664	2,247,915
Health Care Equipment & Supplies - 3.9%
Arjo AB - Class B (Sweden)	1,377,270	13,764,345
Asahi Intecc Co. Ltd. (Japan)	247,800	4,227,711
Revenio Group OYJ (Finland)	64,970	3,392,002
Surgical Science Sweden AB (Sweden)*	70,232	1,506,315
Vimian Group AB (Sweden)*	320,145	2,305,598
Xvivo Perfusion AB (Sweden)*	123,874	3,487,163
		28,683,134
Health Care Providers & Services - 0.5%
Amvis Holdings, Inc. (Japan)	93,143	3,610,201
Health Care Technology - 0.3%
Pro Medicus Ltd. (Australia)	62,569	2,020,599
Life Sciences Tools & Services - 0.4%
Genovis AB (Sweden)*	510,422	3,258,495
Pharmaceuticals - 3.5%
ALK-Abello A/S (Denmark)*	34,777	14,685,281
Dechra Pharmaceuticals plc (United Kingdom)	68,255	3,833,819
Virbac S.A. (France)	19,575	7,874,897
		26,393,997
Total Health Care		66,214,341

Investment Portfolio - January 31, 2022

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials - 30.1%
Aerospace & Defense - 1.6%
CAE, Inc. (Canada)*	458,294	$11,573,172
Building Products - 1.3%
Inwido AB (Sweden)	533,856	9,342,064
Commercial Services & Supplies - 0.8%
Clipper Logistics plc (United Kingdom)	658,554	5,987,259
Electrical Equipment - 0.8%
Alfen Beheer B.V. (Netherlands)*1	34,022	2,537,081
Voltronic Power Technology Corp. (Taiwan)	73,498	3,787,745
		6,324,826
Machinery - 12.5%
Aalberts N.V. (Netherlands)	218,286	13,343,851
Cargotec OYJ - Class B (Finland)	167,438	8,359,686
Daifuku Co. Ltd. (Japan)	43,800	3,040,805
Duerr AG (Germany)	145,281	6,429,460
Interpump Group S.p.A. (Italy)	217,518	13,432,523
Jungheinrich AG (Germany)	141,650	6,057,143
Nabtesco Corp. (Japan)	208,800	6,526,873
SFS Group AG (Switzerland)	44,728	6,525,727
Takeuchi Manufacturing Co. Ltd. (Japan)	329,800	8,243,217
THK Co. Ltd. (Japan)	319,600	7,985,749
Trelleborg AB - Class B (Sweden)	231,673	5,833,272
VAT Group AG (Switzerland)[1]	19,090	7,785,047
		93,563,353
Professional Services - 4.7%
ALS Ltd. (Australia)	1,330,584	11,170,100
Nihon M&A Center Holdings, Inc. (Japan)	111,400	1,753,793
Pagegroup plc (United Kingdom)	707,571	5,583,218
Teleperformance (France)	43,869	16,520,587
		35,027,698
Road & Rail - 3.2%
Sixt SE (Germany)*	64,565	10,496,140
TFI International, Inc. (Canada)	141,205	13,591,183
		24,087,323
Trading Companies & Distributors - 4.7%
Electrocomponents plc (United Kingdom)	931,332	14,101,149
Howden Joinery Group plc (United Kingdom)	1,121,058	12,368,007
Toromont Industries Ltd. (Canada)	102,404	8,643,296
		35,112,452
Transportation Infrastructure - 0.5%
Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B (Mexico)	193,595	3,920,515
Total Industrials		224,938,662
	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology - 9.9%
Electronic Equipment, Instruments & Components - 2.3%
Halma plc (United Kingdom)	155,143	$5,258,369
Oxford Instruments plc (United Kingdom)	198,735	5,884,578
Sinbon Electronics Co. Ltd. (Taiwan)	601,000	5,845,346
		16,988,293
IT Services - 0.6%
Keywords Studios plc (Ireland)	76,836	2,604,086
NHN KCP Corp. (South Korea)*	81,820	1,662,707
		4,266,793
Semiconductors & Semiconductor Equipment - 5.2%
ASPEED Technology, Inc. (Taiwan)	82,000	9,214,632
eMemory Technology, Inc. (Taiwan)	69,000	4,028,225
Koh Young Technology, Inc. (South Korea)*	340,382	5,861,807
Melexis N.V. (Belgium)	82,330	8,632,535
Nordic Semiconductor ASA (Norway)*	201,093	5,958,369
SOITEC (France)*	29,232	5,336,831
		39,032,399
Software - 1.8%
The Descartes Systems Group, Inc. (Canada)*	53,422	3,886,612
Fortnox AB (Sweden)	512,190	2,633,806
Netcompany Group A/S (Denmark)[1]	34,661	2,546,346
QT Group OYJ (Finland)*	40,265	4,674,180
		13,740,944
Total Information Technology		74,028,429
Materials - 6.9%
Chemicals - 1.7%
Corbion N.V. (Netherlands)	68,987	2,880,445
Kaneka Corp. (Japan)	124,200	4,045,807
SKC Co. Ltd. (South Korea)*	49,704	5,983,861
		12,910,113
Construction Materials - 0.5%
Wienerberger AG (Austria)	111,869	4,050,446
Metals & Mining - 4.7%
APL Apollo Tubes Ltd. (India)*	502,515	5,854,918
Lynas Rare Earths Ltd. (Australia)*	1,849,949	11,949,010
OZ Minerals Ltd. (Australia)	531,653	9,222,656
SSAB AB - Class B (Sweden)*	1,532,645	7,979,829
		35,006,413
Total Materials		51,966,972
Real Estate - 1.2%
Real Estate Management & Development - 1.2%
Katitas Co. Ltd. (Japan)	286,000	8,723,303

Investment Portfolio - January 31, 2022

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Utilities - 1.4%
Independent Power and Renewable Electricity Producers - 1.4%
ERG S.p.A. (Italy)	249,471	$7,274,568
West Holdings Corp. (Japan)	112,100	3,368,224
Total Utilities		10,642,792
TOTAL COMMON STOCKS
(Identified Cost $529,847,145)		684,044,716

	SHARES	VALUE

SHORT-TERM INVESTMENT - 8.4%

Dreyfus Government Cash Management, Institutional Shares, 0.03%[2]
(Identified Cost $62,475,294)	62,475,294	$62,475,294

TOTAL INVESTMENTS - 99.9%
(Identified Cost $592,322,439)		746,520,010
OTHER ASSETS, LESS LIABILITIES - 0.1%		760,224
NET ASSETS - 100%		$747,280,234

*Non-income producing security.

1Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $56,112,711, which represented 7.5% of the Series’ Net Assets.

2Rate shown is the current yield as of January 31, 2022.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United Kingdom - 12.1% and Sweden - 10.1%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2022 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$18,378,726	$—	$18,378,726	$—
Consumer Discretionary	101,775,177	8,591,891	93,183,286	—
Consumer Staples	31,639,871	—	31,639,871	—
Financials	95,736,443	21,128,491	74,607,952	—
Health Care	66,214,341	—	66,214,341	—
Industrials	224,938,662	37,728,166	187,210,496	—
Information Technology	74,028,429	3,886,612	70,141,817	—
Materials	51,966,972	—	51,966,972	—
Real Estate	8,723,303	—	8,723,303	—
Utilities	10,642,792	—	10,642,792	—
Short-Term Investment	62,475,294	62,475,294	—	—
Total assets	$746,520,010	$133,810,454	$612,709,556	$—

Investment Portfolio - January 31, 2022

(unaudited)

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2021 or January 31, 2022.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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